Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.8

Loan Number	TPR Loan Number	Tape	Audited	Field Compare	Variance	Data Discrepancy Flag
2024110372	XXX	XXX	XXX	LTV	XXX	Yes